Note 15 - IncomeTax (Detail) - Unrecognized tax benefits (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Begining of Report [Member]	Dec. 31, 2011 End Of Report [Member]
Balance, December 31, 20	$ 7,914	$ 7,602	$ 7,720	$ 7,602
Increases based on tax positions related to the current period	1,093	1,903
Increases for tax positions of prior periods		(659)
Reduction for lapses in applicable statutes of limitations	$ (781)	$ (1,362)